CONSOLIDATED STATEMENT CASH FLOWS (SCHEDULE OF OTHER SIGNIFICANT NONCASH TRANSACTIONS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Stock options, restricted stock and performance units	$ 15.6	$ 15.1	$ 13.7